FINANCIAL INSTRUMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retained Interests
Changes in Level 3 fair-value category
Balance at the beginning of the period	$ 9,271	$ 17,289	$ 17,289	$ 37,914	$ 968,371
Total gains or losses (realized/unrealized) included in earnings	707	912	1,005	299	1,130
Total gains or losses (realized/unrealized) included in other comprehensive income (loss)	(368)	830	1,635	1,183	5,706
Settlements	(6,841)	(10,658)	(10,658)	(22,107)	(67,954)
Balance at the end of the period	2,769	8,373	9,271	17,289	37,914
Derivative Financial Instruments
Changes in Level 3 fair-value category
Balance at the beginning of the period		15	15	(5,375)	(1,645)
Total gains or losses (realized/unrealized) included in earnings		65	65	5,390	20,586
Total gains or losses (realized/unrealized) included in other comprehensive income (loss)		(80)	(80)
Balance at the end of the period				$ 15	$ (5,375)